SHARE BASED PAYMENTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED PAYMENTS
Share-based payments	R (363.3)	R (299.4)	R (231.9)
Sibanye Stillwater 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Share-based payments	(194.4)	(139.2)	(9.0)
Sibanye Stillwater 2017 Share Plan - Performance Shares [Member]
SHARE-BASED PAYMENTS
Share-based payments	(194.4)	(139.2)	(9.0)
SGL 2013 Share Plan
SHARE-BASED PAYMENTS
Share-based payments	(95.9)	(142.5)	(208.4)
SGL 2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Share-based payments	(95.9)	(142.5)	(186.3)
SGL 2013 Share Plan - Bonus shares
SHARE-BASED PAYMENTS
Share-based payments			(22.1)
SGL Phantom Scheme
SHARE-BASED PAYMENTS
Share-based payments			(11.2)
Stillwater Cash Settled Scheme
SHARE-BASED PAYMENTS
Share-based payments	(8.9)	(14.5)	R (3.3)
DRD Gold Cash Settled Scheme [Member]
SHARE-BASED PAYMENTS
Share-based payments	R (64.1)	R (3.2)